Securities trading and intermediation - Summary of securities trading and intermediation assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records	R$ 18,128	R$ 13,823
Debtors pending settlement	847,620	499,325
Other	241,303	10,465
Expected losses on securities training and intermediation	(55,485)	(18,630)
Total Assets	1,051,566	504,983
Cash and settlement records	59,712	474,759
Creditors pending settlement	20,243,409	8,639,787
Total Liabilities	R$ 20,303,121	R$ 9,114,546